PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 143,691	$ 102,801
Monitoring Devices [Member]
Property, Plant and Equipment [Line Items]
Depreciation, Depletion and Amortization	$ 51,002	$ 14,145